Share-Based Payments - Recognised Expense for Equity-Settled Plans (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payments
Total expense recognized	€ 1,331	€ 1,591	€ 1,414
Move (2023-2025 Tranches)
Share-Based Payments
Total expense recognized	1,059	1,240	1,175
Own
Share-Based Payments
Total expense recognized	€ 257	€ 343	€ 239